Shareholder Fees	Feb. 01, 2021
First Trust S and P International Dividend Aristocrats ETF | First Trust S and P International Dividend Aristocrats ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none